Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have adopted policies and procedures regarding the timing of when we grant awards, including options. We maintain an Equity Award Grant Policy, which was initially adopted in 2022, and has been revised from time to time.
The policy provides that for a newly hired employee, or an employee who is promoted, the grant date of an equity award will be the 10th day of the month following the month on which the employee commenced employment or was promoted, as applicable, subject to the employee being employed on the grant date. For an employee receiving a retention grant, the grant date will be as determined under the circumstances.
The policy also provides that the date of grant for “officers” as defined under Rule 16a-1(f) of the Exchange Act
(commonly referred to as “Section 16 Officers”) will be made on the last day of the open trading window following the
Company’s public news release of its annual or quarterly earnings. Notwithstanding anything in the policy, if special circumstances arise such that the Compensation Committee or the Board determines it is advisable to grant an award at a time other than as set forth above, the Compensation Committee or the Board may consider and approve any such grant.
The grant of equity-based awards made in 2025 to each of our named executive officers other than Ms. Wolfe Herd was approved by the independent directors of our Compensation Committee designed to meet the requirements of granting equity-based awards for purposes of Section 16 of the Exchange Act (the “Section 16 Subcommittee”). The
grant of equity-based awards made in 2025 to Ms. Monteleone was approved by our Board of Directors. The grants of equity-based awards to Ms. Wolfe Herd, Ms. Runnette and Mr. Cook were made pursuant to the formula set forth in our Equity Award Grant Policy, as described above, when the Company’s trading window was open such that the grant was made at a time at which the Section 16 Subcommittee was not in the possession of material non-public information. The grant to Ms. Monteleone was not made as prescribed by the policy, but was made in connection with a retention program that was implemented in early 2025. In 2025, we did not grant stock options to our NEOs.

Award Timing Method	The policy provides that for a newly hired employee, or an employee who is promoted, the grant date of an equity award will be the 10th day of the month following the month on which the employee commenced employment or was promoted, as applicable, subject to the employee being employed on the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The grants of
equity-based awards to Ms. Wolfe Herd, Ms. Runnette and Mr. Cook were made pursuant to the formula set forth in our Equity Award Grant Policy, as described above, when the Company’s trading window was open such that the grant was made at a time at which the Section 16 Subcommittee was not in the possession of material non-public information.
MNPI Disclosure Timed for Compensation Value	false